As filed with the U.S. Securities and Exchange Commission on March 9, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2022

Grayscale Future of Finance ETF

Ticker: GFOF

Grayscale Future of Finance ETF

Grayscale Future of Finance ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders,

Thank you for your investment in the Grayscale Future of Finance ETF (“GFOF” or the “Fund”). The information presented in this report relates to GFOF’s performance period from February 1, 2022 (commencement of operations) through December 31, 2022 (the “current fiscal period”).

The Fund had negative performance during the current fiscal period. The market price for GFOF decreased -70.75% and the Net Asset Value (“NAV”) decreased -70.65%, while the Bloomberg Grayscale Future of Finance Index (the “Index”) fell -70.72% over the same period. The S&P 500® Index, a broad market index, decreased -14.23%. The Fund had 450,000 outstanding shares as of December 31, 2022.

During the current fiscal period, the largest contributor to return was Plus500, Ltd. (PLUS LN), adding 0.24% to the return of the Fund, gaining 16.31% with an average weighting of 6.41%. The largest negative contributor to return was Coinbase Global, Inc. – Class A (COIN US), detracting -6.37% from the return of the Fund, declining -82.10% with an average weighting of 7.70%.

GFOF aims to deliver exposure to the “Future of Finance” theme, comprised of companies that are building the digital economy at the intersection of Finance, Technology, and Digital Asset Infrastructure. Despite all the headwinds and pressures throughout calendar year 2022, Future of Finance companies have continued to build, and the ecosystem has continued to evolve. This resulted in GFOF adding six (6) names and deleting five (5) names throughout the year, all in accordance with the Index methodology. We believe GFOF’s companies will continue to build the digital economy into 2023 and beyond, providing investors an opportunity for exposure to an emerging and structural investment trend.

We thank you for the trust and confidence you have placed in us by investing in GFOF, and appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael Sonnenshein
Chief Executive Officer
Grayscale Advisors, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Grayscale Future of Finance ETF

Letter to Shareholders
(Unaudited) (Continued)

Bloomberg Grayscale Future of Finance Index – The Index consists of U.S. and non-U.S. equity securities of companies that have been classified as providing exposure to the “Future of Finance”, as identified by the intersection of finance, technology and digital assets (collectively, “Future of Finance Companies”). The Index is rebalanced quarterly.

The S&P® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Grayscale Advisors, LLC (the “Adviser”) current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Grayscale Advisors, LLC is the Adviser to GFOF, which is distributed by Foreside Fund Services, LLC (the “Distributor”). The Distributor is not affiliated with the Adviser.

Grayscale Future of Finance ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns December 31, 2022	Since Inception (2/1/2022)
Grayscale Future of Finance ETF - NAV	-70.65%
Grayscale Future of Finance ETF - Market	-70.75%
Bloomberg Grayscale Future of Finance Index	-70.72%
S&P 500® Index	-14.23%

This chart illustrates the performance of a hypothetical $10,000 investment made on February 1, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.grayscale.com/gfof/. The gross expense ratio as of the prospectus dated January 28, 2022 was 0.70%.

Grayscale Future of Finance ETF

Portfolio Allocation
As of December 31, 2022 (Unaudited)

Sector	Percentage of Net Assets
Information Technology (a)	52.1%
Financials (a)	46.8
Other Assets in Excess of Liabilities	1.0
Short-Term Investments	0.1
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Grayscale Future of Finance ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 98.9%
	Financials — 46.8% (a)
97,826	Bakkt Holdings, Inc. (b)	$116,413
188,500	BC Technology Group, Ltd. (b)	75,352
7,911	Coinbase Global, Inc. - Class A (b)	279,970
48,578	Galaxy Digital Holdings, Ltd. (b)	138,748
47,100	Monex Group, Inc.	148,855
6,659	Plus500, Ltd.	144,503
33,632	Robinhood Markets, Inc. - Class A (b)	273,765
2,543	Signature Bank	293,005
7,796	Silvergate Capital Corporation - Class A (b)	135,650
		1,606,261
	Information Technology — 52.1% (a)
288,126	Bitfarms, Ltd. (b)	126,776
4,633	Block, Inc. (b)	291,138
64,926	Canaan, Inc. - ADR (b)	133,748
76,605	Cleanspark, Inc. (b)	156,274
76,605	Hive Blockchain Technologies, Ltd. (b)	110,311
158,560	Hut 8 Mining Corporation (b)	135,746
104,915	Iris Energy, Ltd. (b)	131,144
37,315	Marathon Digital Holdings, Inc. (b)	127,617
22,439	Northern Data AG (b)	144,765
4,181	PayPal Holdings, Inc. (b)	297,771
38,100	Riot Blockchain, Inc. (b)	129,159
		1,784,449
	TOTAL COMMON STOCKS (Cost $8,247,496)	3,390,710

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
3,313	First American Government Obligations Fund - Class X - 4.09% (c)	$3,313
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,313)	3,313
	TOTAL INVESTMENTS — 99.0% (Cost $8,250,809)	3,394,023
	Other Assets in Excess of Liabilities — 1.0%	35,901
	NET ASSETS — 100.0%	$3,429,924

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of December 31, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Assets and Liabilities
December 31, 2022

ASSETS
Investments in securities, at value (Cost $8,250,809)	$3,394,023
Receivable for securities sold	585,003
Dividends and interest receivable	355
Total assets	3,979,381

LIABILITIES
Payable for securities purchased	544,706
Management fees payable	4,751
Total liabilities	549,457

NET ASSETS	$3,429,924

Net Assets Consist of:
Paid-in capital	$11,625,482
Total distributable earnings (accumulated deficit)	(8,195,558)
Net assets	$3,429,924

Net Asset Value:
Net assets	$3,429,924
Shares outstanding ^	450,000
Net asset value, offering and redemption price per share	$7.62

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Operations
For the Period Ended December 31, 2022(1)

INCOME
Dividends (2)	$33,090
Interest	48
Total investment income	33,138

EXPENSES
Management fees	46,083
Total expenses	46,083

Net investment income (loss)	(12,945)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,238,195)
Foreign currency	(4,496)
Change in unrealized appreciation (depreciation) on:
Investments	(4,856,786)
Foreign currency translation	(27)
Net realized and unrealized gain (loss) on investments	(9,099,504)
Net increase (decrease) in net assets resulting from operations	$(9,112,449)

(1)	The Fund commenced operations on February 1, 2022. The information presented is from February 1, 2022 to December 31, 2022.
(2)	Net of foreign taxes withheld of $7,134.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Changes in Net Assets

Period Ended December 31, 2022(1)
OPERATIONS
Net investment income (loss)	$(12,945)
Net realized gain (loss) on investments and foreign currency	(4,242,691)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	(4,856,813)
Net increase (decrease) in net assets resulting from operations	(9,112,449)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,950,380
Payments for shares redeemed	(2,408,007)
Net increase (decrease) in net assets derived from capital share transactions (a)	12,542,373
Net increase (decrease) in net assets	$3,429,924

NET ASSETS
Beginning of period	$—
End of period	$3,429,924

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	600,000
Shares redeemed	(150,000)
Net increase (decrease)	450,000

(1)	The Fund commenced operations on February 1, 2022. The information presented is from February 1, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2022(1)
Net asset value, beginning of period	$25.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.03)
Net realized and unrealized gain (loss) on investments (6)	(18.28)
Total from investment operations	(18.31)

Net asset value, end of period	$7.62

Total return	-70.65	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,430

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.70	%(3)
Net investment income (loss) to average net assets	-0.20	%(3)
Portfolio turnover rate (5)	45	%(4)

(1)	Commencement of operations on February 1, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Notes to Financial Statements

December 31, 2022

NOTE 1 – ORGANIZATION

Grayscale Future of Finance ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Bloomberg Grayscale Future of Finance Index (the “Index”). The Fund commenced operations on February 1, 2022.

The end of the reporting period for the Fund is December 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal period from February 1, 2022 through December 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,390,710	$—	$—	$3,390,710
Short-Term Investments	3,313	—	—	3,313
Total Investments in Securities	$3,394,023	$—	$—	$3,394,023

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$916,891	$(916,891)

During the current fiscal period, the Fund realized $903,161 in net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Grayscale Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.70% based on the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,332,700 and $3,307,846, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were $14,887,485 and $2,422,936, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at December 31, 2022 were as follows:

Tax cost of investments	$8,287,835
Gross tax unrealized appreciation	$26,873
Gross tax unrealized depreciation	(4,920,712)
Net tax unrealized appreciation (depreciation)	(4,893,839)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(3,301,719)
Distributable earnings (accumulated deficit)	$(8,195,558)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended December 31, 2022, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of December 31, 2022, the Fund had the following capital loss carryforwards with no expiration:

Short-Term	Long-Term
$(3,301,719)	$—

There were no distributions paid by the Fund during the fiscal period ended December 31, 2022.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Continued)

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Grayscale Future of Finance ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Grayscale Future of Finance ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Grayscale Future of Finance ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2022, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from February 1, 2022 (commencement of operations) to December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Grayscale Future of Finance ETF

Report of Independent Registered Public Accounting Firm
(Continued)

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2023

Grayscale Future of Finance ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

Grayscale Future of Finance ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).

Grayscale Future of Finance ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Officer, U.S. Bancorp Fund Services, LLC (since 2021); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.grayscale.com/gfof/.

Grayscale Future of Finance ETF

Expense Example

For the Period Ended December 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 715.50	$ 3.03
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.68	$ 3.57

(1)

The dollar amounts shown as expenses paid during the period is equal to the annualized six-month net expense ratio, 0.70%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Grayscale Future of Finance ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended December 31, 2022, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal period ended December 31, 2022 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.grayscale.com/gfof/. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.grayscale.com/gfof/ daily.

Grayscale Future of Finance ETF

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.grayscale.com/gfof/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.grayscale.com/gfof/.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

Grayscale Advisors, LLC
290 Harbor Drive, 4th Floor
Stamford, Connecticut 06902

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Bloomberg Index Services Limited
731 Lexington Avenue
New York, New York 10022

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Grayscale Future of Finance ETF

Symbol – GFOF
CUSIP – 26922B725

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2022
Audit Fees	$15,000
Audit-Related Fees	$0
Tax Fees	$3,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2022
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 12/31/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/8/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/8/2023

*	Print the name and title of each signing officer under his or her signature.